Management and performance fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Aug. 31, 2018	Aug. 30, 2018
Related Party Transaction [Line Items]
Investment fee expenses	$ 0	$ 0	$ 29,845
Affiliate costs, gross of TP fund fees	79,800	19,556	37,221
Management and performance fees
Related Party Transaction [Line Items]
Investment fee expenses	0	0	29,845
Third Point LLC
Related Party Transaction [Line Items]
Annual investment management fee					1.50%
Third Point LLC | Management and performance fees
Related Party Transaction [Line Items]
Investment fee expenses	$ 0	0	$ 25,797
TP Fund
Related Party Transaction [Line Items]
Annual investment management fee			1.50%	1.25%
Annual investment performance fee	20.00%				20.00%
TP Fund | Investment income, net, related party investment fund Domain
Related Party Transaction [Line Items]
Management fees - TP Fund	$ 14,521	17,175	$ 10,782
Performance Fees - FI and other investments - TP LLC	14,023	0	0
Performance fees - TP Fund	51,762	49,851	(3,406)
Performance Fees - loss carryforward utilised	(506)	(47,470)	0
Third Point Advisors LLC
Related Party Transaction [Line Items]
Annual investment performance fee						20.00%
Third Point Advisors LLC | Management and performance fees
Related Party Transaction [Line Items]
Investment fee expenses	0	0	$ 4,048
Third Point Bermuda [Member]
Related Party Transaction [Line Items]
Loss Recovery Account	0	0
Third Point USA [Member]
Related Party Transaction [Line Items]
Loss Recovery Account	$ 0	$ 500